Convertible Notes	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
Convertible Notes
8.	Convertible Notes

The Company issued unsecured convertible notes with aggregate principal amounts of $1.3 million and $884,000 in 2018 and 2019, respectively.  The notes accrue interest at a rate of 5% per year and mature in December 2021, unless earlier converted.  No principal or interest is payable prior to maturity as the convertible notes and any accrued interest will automatically convert upon a qualified financing event at a conversion price equal to 85% of the price per share of the qualified financing.  Holders may also elect to convert their notes to shares of common stock upon the maturity of the notes at the then fair value of common stock.  If the Company experiences a change in control, holders may either convert the outstanding principal amount plus any accrued interest into shares of common stock at the then fair value of common stock or may require the Company to repurchase the notes in cash at a price equal to 200% of the outstanding principal amount plus any accrued interest.

Certain conversion and redemption features as described above were determined to be an embedded derivative requiring bifurcation and separate accounting in accordance with ASC 815, Derivatives and Hedging.  The fair value of the embedded derivative was determined using a discounted cash flow simulation methodology that assigns probabilities to the timing and likelihood of each event.  The discount rate was determined based on market interest rate data for securities with similar durations and credit ratings to the convertible notes. The fair value of the embedded derivative was recorded as a liability with an offsetting amount recorded as a discount on the convertible notes at each issuance.  The discount is being amortized to interest expense using the effective interest method over the contractual term of the notes.

In May 2020, the outstanding principal balance of the convertible notes of $2.2 million and accrued interest of $131,000 converted into 294,197 shares of Series B-1 convertible preferred stock. See Note 17.

The carrying value of the convertible notes as of December 31 were as follows (in thousands):

	As of December 31,
	2018	2019
Convertible note principal and accrued interest	$1,268	$2,241
Less: unamortized discount for issuance costs	(14)	(18)
Less: unamortized discount related to derivative liability	(532)	(670)
Net carrying value, convertible notes	$722	$1,553